Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Changes in Intangible Assets

Changes in intangible assets are as follows:

	Development costs	Industrial patents and intellectual property rights	Concessions, licenses, trademarks and similar rights	Intangible fixed assets in process and advances	Other intangible assets	Total
	(EUR thousand)
Cost
At January 1, 2023	16,081	25,255	25,885	3,147	12,406	82,773
Additions	—	3,571	102	5,023	—	8,696
Disposals	—	(402)	—	(25)	—	(427)
Reclassifications	—	2,072	—	(2,072)	—	—
Exchange differences	(24)	55	(96)	(17)	(188)	(271)
At December 31, 2023	16,057	30,550	25,890	6,056	12,218	90,771
Additions	—	397	165	10,408	—	10,970
Reclassifications	—	723	—	(723)	—	—
Exchange differences	(8)	(137)	51	(16)	317	207
At December 31, 2024	16,049	31,533	26,106	15,725	12,535	101,948

Amortization
At January 1, 2023	11,447	15,168	15,977	—	8,024	50,616
Amortization	2,537	5,125	1,314	—	664	9,640
Disposal	—	(402)	—	—	—	(402)
Exchange differences	(17)	49	(20)	—	(79)	(67)
At December 31, 2023	13,967	19,940	17,270	—	8,609	59,786
Amortization	1,543	5,307	1,250	—	444	8,544
Exchange differences	(6)	(137)	13	—	158	28
At December 31, 2024	15,504	25,110	18,533	—	9,211	68,358

Net book value
At December 31, 2024	545	6,423	7,573	15,725	3,324	33,590
At December 31, 2023	2,090	10,610	8,620	6,056	3,609	30,985